Income Taxes (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	0.00%	0.00%	0.00%	0.00%
Deferred tax asset	$ 745,372		$ 1,235,861	$ 1,095,494
Valuation allowance	$ 745,372		$ 1,235,861	$ 1,095,494
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	21.00%	21.00%	21.00%	21.00%
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	16.50%	16.50%	16.50%	16.50%
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, Percent, Total	25.00%	25.00%	25.00%	25.00%